Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Other Than Goodwill
Intangible assets	June 30, 2022	December 31, 2021
Acquisition cost	$178,642	$178,642
Accumulated amortization	(88,441)	(85,661)
Total intangible assets net book value	$90,201	$92,981

Intangible Assets Other Than Goodwill - Schedule of Aggregate Amortization
Period
Year One	$5,581
Year Two	5,588
Year Three	5,581
Year Four	5,581
Year Five	5,581
Thereafter	62,289
Total	$90,201